Consolidated Income Statements - EUR (€) € in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016 [1]	Dec. 31, 2015 [1]
Profit or loss [abstract]
Revenues		€ 489,302	€ 421,788	€ 386,560
Cost of sales		(190,471)	(162,568)	(151,613)
Gross profit		298,831	259,220	234,947
Other income		97	333	21,288
Sales and marketing costs		(33,465)	(29,941)	(28,217)
General and administrative costs		(167,190)	(138,557)	(134,391)
Operating income		98,273	91,055	93,627
Finance income		1,411	1,206	3,294
Finance expense		(45,778)	(37,475)	(32,316)
Profit before taxation		53,906	54,786	64,605
Income tax expense		(14,839)	(16,450)	(17,925)
Net income		€ 39,067	€ 38,336	€ 46,680
Earnings per share attributable to shareholders:
Basic earnings per share: (€)		€ 0.55	€ 0.54	€ 0.67
Diluted earnings per share: (€)	[2]	€ 0.55	€ 0.54	€ 0.66

[1]	Comparative figures for the years ended December 31, 2016 and 2015 were restated. For further information on the errors, see Notes 2 and 29 of these 2017 consolidated financial statements.
[2]	The accompanying notes form an integral part of these consolidated financial statements.